Tax (Tables)	6 Months Ended
Jun. 30, 2022
Reconciliation of taxes computed at the Swiss statutory rate
Tax expense reconciliation
in	2Q22
Income tax expense computed at the Swiss statutory tax rate of 18.5% (CHF million)	(217)
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(37)
Other non-deductible expenses	142
Changes in deferred tax valuation allowance	142
Lower taxed income	(31)
Income taxable to noncontrolling interests	2
(Windfall tax benefits)/shortfall tax charges on share-based compensation	51
Change in accounting estimate	350
Other	17
Income tax expense	419

Effective tax rate	Effective tax rate
in	2Q22	1Q22	2Q21	6M22	6M21
Effective tax rate (%)	(35.7)	35.3	69.6	(16.7)	71.4

Net deferred tax assets
Net deferred tax assets
end of	2Q22	1Q22
Net deferred tax assets (CHF million)
Deferred tax assets	3,867	4,052
of which net operating losses	1,124	1,307
of which deductible temporary differences	2,743	2,745
Deferred tax liabilities	(1,043)	(793)
Net deferred tax assets	2,824	3,259

Bank
Reconciliation of taxes computed at the Swiss statutory rate
Tax expense reconciliation
in	6M22
Income tax expense computed at the Swiss statutory tax rate of 18.5% (CHF million)	(324)
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	18
Changes in tax law and rates	17
Other non-deductible expenses	253
Changes in deferred tax valuation allowance	250
Lower taxed income	(67)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	61
Other	13
Income tax expense	221

Effective tax rate	Effective tax rate
in	6M22	6M21
Effective tax rate (%)	(12.6)	40.0

Net deferred tax assets
Net deferred tax assets
end of	6M22	2021
Net deferred tax assets (CHF million)
Deferred tax assets	3,825	3,666
of which net operating losses	1,121	877
of which deductible temporary differences	2,704	2,789
Deferred tax liabilities	(358)	(122)
Net deferred tax assets	3,467	3,544